Income taxes - Schedule of Effective Income Tax Rate Reconciliation (Parenthetical) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Super deduction for research and development expenses	¥ 456	¥ 1,881	¥ 2,632
Tax Year 2018 [Member]
Effective income tax rate reconciliation non-deductible expense research and development percentage	175.00%
Effective income tax rate reconciliation non-deductible expense research and development additional deduction percentage	75.00%